Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5)    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are comprised of the following:

	September 30, 2024	December 31, 2023
Prepaid insurance	$94,030	$45,664
Prepaid FDA fees	—	937,652
Prepaid R&D expenses	208,900	115,755
API purchase commitment asset (see Note 13)	1,417,348	704,729
Other prepaid expenses	101,281	118,704
Other current assets	4,760	111,476
Total prepaid expenses and other current assets	$1,826,319	$2,033,980

5)    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are comprised of the following:

	December 31, 2023	December 31, 2022
Prepaid insurance	$45,664	$109,414
Prepaid FDA fees	937,652	—
Prepaid coupon fees	—	71,500
API purchase commitment asset (see Note 14)	704,729	663,984
Other prepaid expenses	234,459	333,158
Other current assets	111,476	138,226
Total prepaid expenses and other current assets	$2,033,980	$1,316,282